Financial Instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Instruments
23.	Financial Instruments

(a)	Classification and fair value of financial instruments

1)	The carrying amount and the fair values of financial assets and financial liabilities by fair value hierarchy as of December 31, 2020 and 2021 are as follows:
①
December 31, 2020

(in milions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss
Derivative assets	￦	79,995	—	79,995	—	79,995
Short-term financial instruments		9,133,404	—	9,133,404	—	9,133,404
Debt securities		20,797	—	—	20,797	20,797
Other securities		364,404	47,321	2,242	314,841	364,404
Other receivables		2,000	—	—	2,000	2,000
Derivative hedging instruments(*2)		37,880	—	37,880	—	37,880
Fair value through other comprehensive income
Equity securities		1,120,968	729,342	—	391,626	1,120,968
Debt securities		2,471	—	—	2,471	2,471
Financial assets measured at amortized cost(*1)
Cash and cash Equivalents		4,754,644	—	—	—	—
Trade accounts and notes receivable		7,329,596	—	—	—	—
Other receivables		2,300,515	—	—	—	—
Debt securities		151,146	—	—	—	—
Deposit instruments		2,359,951	—	—	—	—

	￦	2,657,771	776,663	9,253,521	731,735	10,761,919

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	180,773	—	180,773	—	180,773
Derivative hedging instruments(*2)		31,591	—	31,591	—	31,591
Financial liabilities measured at amortized cost(*1)
Trade accounts and notes payable		3,777,836	—	—	—	—
Borrowings		20,497,607	—	20,821,353	—	20,821,353
Financial guarantee liabilities		62,629	—	—	—	—
Others		2,347,244	—	—	—	—

	￦	26,897,680	—	21,033,717	—	21,033,717

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates their carrying amounts.

(*2)
The Company applies hedge accounting which use forward contracts as hedging instrument in order to hedge the risk of changes in fair value of product prices regarding firm commitments or purchase commitments. Also the Company applies cash flow hedge accounting which uses currency swap as hedging instrument in order to hedge the risk of interest rate and foreign exchange rate changes in foreign currency which influences cash flow from borrowings.

②
December 31, 2021

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss
Derivative assets	￦	241,541	—	241,541	—	241,541
Short-term financial instruments		10,514,093	—	10,514,093	—	10,514,093
Debt securities		10,717	—	—	10,717	10,717
Other securities		430,998	37,343	1,022	392,633	430,998
Other receivables		2,000	—	—	2,000	2,000
Derivative hedging instruments(*2)		7,555	—	7,555	—	7,555
Fair value through other comprehensive income
Equity securities		1,466,061	1,250,497	—	215,564	1,466,061
Financial assets measured at amortized cost(*1)
Cash and cash Equivalents		4,775,166	—	—	—	—
Trade accounts and notes receivable		9,051,708	—	—	—	—
Other receivables		2,761,566	—	—	—	—
Debt securities		151,146	—	—	—	—
Deposit instruments		2,745,280	—	—	—	—

	￦	32,157,831	1,287,840	10,764,211	620,914	12,672,965

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	93,236	—	93,236	—	93,236
Borrowings		1,435,193	1,435,193	—	—	1,435,193
Derivative hedging instruments(*2)		16,803	—	16,803	—	16,803
Financial liabilities measured at amortized cost(*1)
Trade accounts and notes payable		5,468,869	—	—	—	—
Borrowings		20,306,023	—	20,393,246	—	20,393,246
Financial guarantee liabilities		25,598	—	—	—	—
Others		2,693,163	—	—	—	—

	￦	30,038,885	1,435,193	20,503,285	—	21,938,478

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates their carrying amounts.

(*2)
The Company applies hedge accounting which uses forward contracts as hedging instrument in order to hedge the risk of changes in fair value of product prices regarding firm commitments or purchase commitments. Also, the Company applies cash flow hedge accounting which uses currency swap as hedging instrument in order to hedge the risk of interest rate and foreign exchange rate changes in foreign currency which influences cash flow from borrowings.

2)	Financial assets and financial liabilities classified as fair value hierarchy Level 2
Fair values of derivatives are measured using the derivatives instrument valuation models such as market approach method and discounted cash flow method. Inputs of the financial instrument valuation model include forward rate, interest rate and others. The fair value of derivatives may change depending on the type of derivatives and the nature of the underlying assets.

3)	Financial assets and financial liabilities classified as fair value hierarchy Level 3

①	Value measurement method and significant but not observable inputs for the financial assets classified as fair value hierarchy Level 3 as of December 31, 2021 are as follows:

(in millions of Won)	Fair value		Valuation technique	Inputs	Range of inputs	Effect on fair value assessment with unobservable input
Financial assets at fair value	￦	65,910	Discounted cash flows	Growth rate	0% ~ 1%	As growth rate increases, fair value increases
				Discount rate	6.19% ~ 20.24%	As discount rate increases, fair value decreases
		56,162	Proxy firm valuation method	Price multiples	0.817	As price multiples increases, fair value increases
		498,842	Asset value approach	—	—	—

②	Sensitivity analysis of financial assets and financial liabilities classified as Level 3 of fair value hierarchy
If other inputs remain constant as of December 31, 2021 and one of the significant but not observable input is changed, the effect on fair value measurement is as follows:

(in millions of Won)	Input variable	Favorable changes		Unfavorable changes
Financial assets at fair value	Fluctuation 0.5% of growth rate	￦	229	190
	Fluctuation 0.5% of discount rate		4,790	4,371

③	Changes in fair value of financial assets and financial liabilities classified as Level 3 for the years ended December 31, 2020 and 2021 were as follows:

(in millions of Won)	2020		2021
Beginning	￦	793,950	731,735
Acquisition		78,241	138,473
Gain (Loss) on valuation of financial assets		(41,537)	5,292
Other comprehensive income (loss)		(44,469)	1,581
Disposal and others		(54,450)	(256,167)

Ending	￦	731,735	620,914

4)	Finance income and costs by category of financial instrument for the years ended December 31, 2019, 2020 and 2021 were as follows:

①	For the year ended December 31, 2019

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	142,873	(23,551)	—	5,556	630	125,508	—
Derivative assets		—	123,538	—	184,861	—	308,399	—
Financial assets at fair value through other comprehensive income		—	—	—	—	74,825	74,825	(10,541)
Financial assets measured at amortized cost		209,511	—	295,319	(36,935)	(8,042)	459,853	—
Derivative liabilities		—	(7,494)	—	(217,072)	—	(224,566)	(90)
Financial liabilities measured at amortized cost		(755,711)	—	(330,808)	(2,432)	(24,988)	(1,113,939)	—

	￦	(403,327)	92,493	(35,489)	(66,022)	42,425	(369,920)	(10,631)

②	For the year ended December 31, 2020

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	165,160	(15,883)	—	9,979	329	159,585	—
Derivative assets		—	56,273	—	318,820	—	375,093	—
Financial assets at fair value through other comprehensive income		—	—	—	—	38,019	38,019	(77,627)
Financial assets measured at amortized cost		207,014	—	(222,215)	(15,779)	(5,821)	(36,801)	—
Derivative liabilities		—	(170,155)	—	(376,823)	—	(546,978)	(331)
Financial liabilities measured at amortized cost		(638,797)	—	450,984	—	(16,010)	(203,823)	—

	￦	(266,623)	(129,765)	228,769	(63,803)	16,517	(214,905)	(77,958)

③	For the year ended December 31, 2021

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	158,121	(12,093)	—	12,119	26,170	184,317	—
Derivative assets		—	213,724	—	370,547	—	584,271	—
Financial assets at fair value through other comprehensive income		—	—	—	—	48,281	48,281	214,888
Financial assets measured at amortized cost		134,122	—	651,435	(17,769)	(7,149)	760,639	—
Financial liabilities at fair value		—	54,057	33,069	—	(15,876)	71,250	—
Derivative liabilities		—	55,858	—	(465,174)	—	(409,316)	309
Financial liabilities measured at amortized cost		(439,826)	—	(846,202)	(16)	11,537	(1,274,507)	—

	￦	(147,583)	311,546	(161,698)	(100,293)	62,963	(35,065)	215,197

(b)	Credit risk

1)	Credit risk exposure
The carrying amount of financial assets represents the Company’s maximum exposure to credit risk. The maximum exposure to credit risk as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Cash and cash equivalents	￦	4,754,644	4,775,166
Derivative assets		117,875	249,096
Short-term financial Instrument		9,133,404	10,514,093
Debt securities		174,414	161,863
Other securities		364,404	430,998
Other receivables		2,302,515	2,763,566
Trade accounts and notes receivable		7,329,596	9,051,708
Deposit Instruments		2,359,951	2,745,280

	￦	26,536,803	30,691,770

The Company provided financial guarantee for the repayment of loans of associates, joint ventures and third parties. As of December 31, 2020 and 2021, the maximum exposure to credit risk related to the financial guarantee amounted to
￦
4,069,562 million and
￦
4,122,774 million, respectively.

2)	Impairment losses on financial assets
The Company assesses expected credit losses by estimating the default rate based on the credit loss experience of prior periods and current overdue conditions and considers the credit default swap (CDS) premium to reflect changes in credit risk by sector. For credit-impaired assets and significant receivables where the credit risk is significantly increased, credit losses are individually assessed.

①	Allowance for doubtful accounts as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Trade accounts and notes receivable	￦	386,650	365,120
Other accounts receivable		177,037	171,273
Loans		184,610	172,162
Other assets		5,396	8,810

	￦	753,693	717,365

②	Impairment losses on financial assets for the years ended December 31, 2020 and 2021 were as follows:

(in millions of Won)	2020		2021
Bad debt expenses	￦	829	40,153
Other bad debt expenses(*1)		71,092	19,704
Less: Recovery of allowance for other bad debt accounts		(17,987)	(32,679)

	￦	53,934	27,178

(*1)	Other bad debt expenses are mainly related to loans and other accounts receivable.
③	The aging and allowance for doubtful accounts of trade accounts and notes receivable as of December 31, 2020 and 2021 are as follows:

	2020			2021
(in millions of Won)	Trade accounts and notes receivable		Impairment	Trade accounts and notes receivable	Impairment
Current (not past due)	￦	7,042,308	82,836	9,481,730	28,866
Over due less than 1 month		279,548	4,238	289,716	6,537
1 month - 3 months		198,807	4,775	132,509	2,821
3 months - 12 months		286,274	21,042	85,339	22,212
Over 12 months		776,375	273,759	417,970	304,684

	￦	8,583,312	386,650	10,407,264	365,120

④	The aging and allowance for doubtful accounts of other receivables as of December 31, 2020 and 2021 are as follows:

	2020			2021
(in millions of Won)	Loans and other account receivable		Impairment	Loans and other account receivable	Impairment
Current (not past due)	￦	1,836,372	132,209	2,239,492	99,661
Over due less than 1 month		50,858	199	33,276	373
1 month - 3 months		39,053	100	86,517	71
3 months - 12 months		47,978	10,033	289,810	12,227
Over 12 months		695,297	224,502	466,716	239,913

	￦	2,669,558	367,043	3,115,811	352,245

⑤	Changes in the allowance for doubtful accounts for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Beginning	￦	916,790	898,273	753,693
Bad debt expenses(reversal)		(28,105)	829	40,153
Other bad debt expenses		80,323	53,105	(12,975)
Others(*1)		(70,735)	(198,514)	(63,506)

Endin g	￦	898,273	753,693	717,365

(*1)	Others for the year ended December 31, 2019, 2020 and 2021, included decreases mainly due to write-off amounting to ￦ 78,505 million, ￦ 150,417 million and ￦ 86,111 million, respectively.

(c)	Liquidity risk

1)	Contractual maturities of non-derivative financial liabilities are as follows:

(in millions of Won)	Book value		Contractual cash flow	Within 1 year	1 year - 5 years	After 5 years
Trade accounts and notes payable	￦	5,468,869	5,469,700	5,469,006	694	—
Borrowings		21,741,216	22,109,986	8,711,485	12,479,283	919,218
Financial guarantee liabilities(*1)		25,598	4,122,774	4,122,774	—	—
Lease liabilities		778,014	1,041,367	212,332	465,206	363,829
Other financial liabilities		1,915,149	1,915,668	1,832,601	83,067	—

	￦	29,928,846	34,659,495	20,348,198	13,028,250	1,283,047

(*1)	For issued financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

2)	Contractual maturities of derivative financial liabilities are as follows:

(in millions of Won)	Within 1 year		1 year - 5 years	After 5 years	Total
Currency forward	￦	80,276	14,511	—	94,787
Currency swap		5,746	3,789	—	9,535
Interest rate swap		4,974	—	—	4,974
Others		744	—	—	744

	￦	91,740	18,300	—	110,040

(d)	Currency risk

1)
The Company has exposure to the risk that the fair value or future cash flows of a financial instrument will fluctuate because of the changes in foreign exchange rates. The exposure to currency risk as of December 31, 2020 and 2021 is as follows:

(in millions of Won)	2020			2021
	Assets		Liabilities	Assets	Liabilities
USD	￦	4,331,058	6,768,169	5,237,890	7,879,302
EUR		459,423	939,160	622,749	2,620,254
JPY		110,569	644,675	156,007	545,622
Others		714,324	461,162	849,744	467,053

2)
As of December 31, 2020 and 2021, provided that functional currency against foreign currencies other than functional currency hypothetically strengthens or weakens by 10%, the changes in gain or loss for the years ended December 31, 2020 and 2021 were as follows:

(in millions of Won)	2020			2021
	10% increase		10% decrease	10% increase	10% decrease
USD	￦	(243,711)	243,711	(264,141)	264,141
EUR		(47,974)	47,974	(199,751)	199,751
JPY		(53,411)	53,411	(38,962)	38,962

(e)	Interest rate risk
1)	The carrying amount of interest-bearing financial instruments as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Fixed rate
Financial assets	￦	17,291,726	20,677,076
Financial liabilities		(14,601,638)	(16,092,096)

		2,690,088	4,584,980

Variable rate
Financial liabilities	￦	(6,635,644)	(6,427,133)
2)	Sensitivity analysis on the cash flows of financial instruments with variable interest rate
The Company’s interest rate risk mainly arises from borrowings with variable interest rate. As of December 31, 2020 and 2021, provided that other factors remain the same and the interest rate of borrowings with floating rates increases or decreases by 1%, the changes in interest expense for the years ended December 31, 2020 and 2021 were as follows:

(in millions of Won)	2020			2021
	1% increase		1% decrease	1% increase	1% decrease
Variable rate financial instruments	￦	(66,356)	66,356	(64,271)	64,271